Business Combinations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Pro Forma Financial Information

The pro forma financial information presented below is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place as of January 1, 2013.

year ended December 31
(add 000)	2014
Net Sales	$3,088,642
Earnings from continuing operations attributable to controlling interests	$171,822